Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Aria Energy LLC [Member]
Going Concern [Line Items]
Going Concern

(2)    Going Concern

We have prepared the accompanying consolidated financial statements on the basis that the Company will continue as a going concern. As discussed in note 7, the Company has a Term Loan B under its senior secured credit facility that matures on May 27, 2022. Currently, the Company does not have a commitment to refinance the term loan or the related revolver and does not have the capability to satisfy the term loan in the normal course of business.

Accordingly, the circumstances of the Term Loan B raise substantial doubt about the Company’s ability to continue as a going concern. Continuation of an entity as a going concern is assumed in financial reporting in the absence of significant information to the contrary. Ordinarily, information that significantly contradicts the going concern assumption relates to the entity’s inability to continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, externally forced revisions of its operations, or similar actions.

The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 — Going Concern

We have prepared the accompanying consolidated financial statements on the basis that the Company will continue as a going concern. As disclosed in note 7, LES Project Holdings LLC (LESPH), a subsidiary of Aria Energy LLC has defaulted on a term note obligation by failing to meet its financial covenants. The contractual maturity of the debt was October 7, 2020. The Company has classified the debt principal amounts of $102,831 as a current long-term debt and associated unpaid interest obligations of $16,008 as accrued and other current liabilities as of December 31, 2020 in the consolidated balance sheets. If the lenders were to require the payment of the LESPH’s debt, the Company does not have the ability to pay the obligation. The obligation is nonrecourse to Aria Energy LLC. On June 1, 2020, the Company entered into a Sale Support and Cooperation Agreement (the “Agreement”) with the Lender Parties. As part of the Agreement, the Company and Lender Parties entered into a Mutual Release Agreement that becomes effective upon the sale of LESPH. As noted in Note 16, the Company, in March 2021, entered into an agreement to sell its membership interests in LESPH, which is expected to close the week of May 17, 2021.

Further, as discussed in note 7, the Company has a Term Loan B under its senior secured credit facility that matures on May 27, 2022. Currently, the Company does not have a commitment to refinance the term loan or the related revolver and does not have the capability to satisfy the term loan in the normal course of business.

Accordingly, these circumstances raise substantial doubt about the Company’s ability to continue as a going concern. Continuation of an entity as a going concern is assumed in financial reporting in the absence of significant information to the contrary. Ordinarily, information that significantly contradicts the going concern assumption relates to the entity’s inability to continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, externally forced revisions of its operations, or similar actions.

The factors noted above raise substantial doubt about the Company’s ability to continue as a going concern, as the Company does not have the ability to satisfy the debt obligations in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.